Fair Value Measurements (Details Narrative)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Fair Value Disclosures [Abstract]
Loan Loss Reserve Church Bonds	200000	200000
Fair Value Measurement Real Estate Impairment Charges	-	-